UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (99.1%)(a)
		Shares	Value

Argentina (0.9%)

Banco Macro SA ADR		25,100	$2,176,170

			2,176,170
Australia (3.3%)

Australia & New Zealand Banking Group, Ltd.		161,629	3,929,277

Challenger, Ltd.		461,110	4,421,213

			8,350,490
Brazil (—%)

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)		12	10

Global Fashion Group SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)		9,323	81,585

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)		2	2

			81,602
Canada (1.8%)

Cenovus Energy, Inc.		184,400	2,086,867

Magna International, Inc.		60,400	2,606,577

			4,693,444
China (2.5%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		23,400	2,523,222

Skyworth Digital Holdings, Ltd.		1,822,524	1,200,711

Tencent Holdings, Ltd.		91,000	2,608,866

			6,332,799
Denmark (1.4%)

Danske Bank A/S		106,330	3,621,282

			3,621,282
Finland (1.3%)

Nokia OYJ		599,486	3,219,402

			3,219,402
France (10.4%)

Airbus SE		49,049	3,732,375

ArcelorMittal SA(NON)		275,119	2,314,517

Natixis SA		440,855	2,716,476

Sanofi		48,804	4,405,664

SFR Group SA(NON)		89,736	2,823,088

Societe Generale SA		65,886	3,342,155

Valeo SA		67,439	4,491,458

Veolia Environnement SA		149,771	2,805,661

			26,631,394
Germany (11.4%)

BASF SE		38,882	3,854,257

Bayer AG		32,954	3,798,532

Evonik Industries AG		88,765	2,894,337

Henkel AG & Co. KGaA (Preference)		29,615	3,794,352

KION Group AG		31,022	2,026,362

LANXESS AG		29,018	1,946,848

Rheinmetall AG		29,892	2,507,415

RWE AG(NON)		148,991	2,469,188

Siemens AG		42,144	5,772,763

			29,064,054
Hong Kong (0.9%)

WH Group, Ltd.		2,716,000	2,341,530

			2,341,530
Indonesia (0.5%)

Matahari Department Store Tbk PT		1,309,900	1,295,106

			1,295,106
Ireland (3.1%)

Bank of Ireland(NON)		8,371,515	2,098,722

CRH PLC		91,230	3,218,510

Kerry Group PLC Class A		31,326	2,462,949

			7,780,181
Italy (2.4%)

ENI SpA		207,851	3,403,638

Telecom Italia SpA RSP		3,559,779	2,597,539

			6,001,177
Japan (19.9%)

Astellas Pharma, Inc.		273,900	3,606,731

Daikin Industries, Ltd.		24,700	2,481,537

Fuji Heavy Industries, Ltd.		58,500	2,145,473

Hoya Corp.		84,600	4,070,040

Japan Airlines Co., Ltd.		77,800	2,464,051

Komatsu, Ltd.		99,000	2,580,154

Kyudenko Corp.		63,900	1,741,997

LIXIL Group Corp.		85,700	2,174,638

Nintendo Co., Ltd.		11,700	2,715,077

NSK, Ltd.		261,500	3,739,405

ORIX Corp.		277,400	4,105,062

Relo Group, Inc.		119,000	1,973,179

Rohm Co., Ltd.		46,300	3,077,517

SoftBank Corp.		41,800	2,951,869

Sony Corp.		104,300	3,528,194

Sumitomo Mitsui Financial Group, Inc.		120,000	4,360,011

Yamaha Motor Co., Ltd.		127,400	3,067,991

			50,782,926
Netherlands (5.4%)

Akzo Nobel NV		23,124	1,917,496

Heineken NV		30,836	2,625,088

ING Groep NV GDR		356,397	5,387,494

Koninklijke Ahold Delhaize NV		181,954	3,893,816

			13,823,894
Norway (0.9%)

Orkla ASA		258,464	2,314,864

			2,314,864
South Korea (0.9%)

SK Hynix, Inc.		49,651	2,242,131

			2,242,131
Spain (1.0%)

Grifols SA ADR		138,442	2,613,093

			2,613,093
Sweden (2.3%)

Com Hem Holding AB(S)		249,616	2,860,904

Securitas AB Class B		191,540	2,992,595

			5,853,499
Taiwan (1.3%)

Taiwan Semiconductor Manufacturing Co., Ltd.		545,000	3,394,743

			3,394,743
United Kingdom (24.0%)

Admiral Group PLC		99,841	2,488,057

Associated British Foods PLC		85,269	2,784,083

AstraZeneca PLC		56,802	3,496,091

Barclays PLC		1,020,757	2,878,819

Berkeley Group Holdings PLC (The)		84,709	3,403,651

British American Tobacco PLC		69,070	4,586,505

Compass Group PLC		188,413	3,555,105

Dixons Carphone PLC		671,726	2,672,940

Imperial Brands PLC		59,789	2,896,757

Prudential PLC		252,399	5,331,652

Rio Tinto PLC		104,887	4,217,699

Royal Dutch Shell PLC Class A		224,430	5,893,710

RPC Group PLC		226,078	2,213,624

Shire PLC		72,598	4,239,556

St James's Place PLC		198,170	2,636,811

Virgin Money Holdings UK PLC		421,227	1,691,984

Wolseley PLC		40,308	2,535,196

WPP PLC		165,192	3,626,099

			61,148,339
United States (3.5%)

Alphabet, Inc. Class C(NON)		2,402	1,992,603

Amazon.com, Inc.(NON)		2,300	2,039,042

Johnson Controls International PLC		55,100	2,320,812

KKR & Co. LP		139,800	2,548,554

			8,901,011

Total common stocks (cost $236,188,102)			$252,663,131

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41(i)		$105,306	$133,622

U.S. Treasury Notes 3.375%, 11/15/19(i)		155,000	164,855

Total U.S. treasury obligations (cost $298,477)			$298,477

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $47,575) (Private)(F)(RES)(NON)		6,281	$56,064

Total convertible preferred stocks (cost $47,575)			$56,064

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	Shares	2,388,077	$2,388,077

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	1,058,622	1,058,622

U.S. Treasury Bills 0.775%, 7/13/17(SEGSF)		$111,000	110,759

Total short-term investments (cost $3,557,457)			$3,557,458

TOTAL INVESTMENTS

Total investments (cost $240,091,611)(b)			$256,575,130

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $86,504,716) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$2,812,740	$2,750,038	$62,702
	British Pound	Sell	6/21/17	6,159,338	6,048,961	(110,377)
	Euro	Sell	6/21/17	4,231,441	4,216,205	(15,236)
Barclays Bank PLC
	Hong Kong Dollar	Sell	5/17/17	100,131	100,289	158
	Swiss Franc	Buy	6/21/17	4,670,864	4,627,017	43,847
Citibank, N.A.
	British Pound	Sell	6/21/17	3,152,661	3,101,324	(51,337)
	Danish Krone	Buy	6/21/17	757,982	748,876	9,106
	Euro	Sell	6/21/17	1,385,854	1,404,608	18,754
	Japanese Yen	Sell	5/17/17	1,045,485	1,050,875	5,390
	New Zealand Dollar	Buy	4/19/17	490,719	483,818	6,901
Credit Suisse International
	Norwegian Krone	Sell	6/21/17	229,994	233,713	3,719
	Swedish Krona	Buy	6/21/17	445,066	441,239	3,827
	Swiss Franc	Buy	6/21/17	2,267,129	2,245,780	21,349
Goldman Sachs International
	British Pound	Sell	6/21/17	2,701,026	2,657,839	(43,187)
	Chinese Yuan (offshore)	Sell	5/17/17	6,972,587	6,963,801	(8,786)
	Euro	Sell	6/21/17	1,495,068	1,483,516	(11,552)
	Japanese Yen	Buy	5/17/17	6,560,595	6,448,303	112,292
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	3,019,983	2,972,150	(47,833)
	Canadian Dollar	Buy	4/19/17	445,871	441,457	4,414
	Euro	Sell	6/21/17	2,965,831	2,940,484	(25,347)
	Japanese Yen	Buy	5/17/17	3,819,189	3,752,340	66,849
	Norwegian Krone	Sell	6/21/17	731,816	743,643	11,827
	Singapore Dollar	Buy	5/17/17	3,431,791	3,410,441	21,350
	South Korean Won	Sell	5/17/17	1,863,010	1,823,269	(39,741)
	Swedish Krona	Buy	6/21/17	1,340,719	1,329,018	11,701
	Swiss Franc	Buy	6/21/17	7,083,325	7,033,347	49,978
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/21/17	3,503,752	3,447,881	(55,871)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	3,089,538	2,932,253	157,285
	Euro	Sell	6/21/17	559,138	554,465	(4,673)
	Israeli Shekel	Buy	4/19/17	1,750,510	1,775,419	(24,909)
	Swiss Franc	Buy	6/21/17	5,423,298	5,371,586	51,712
UBS AG
	Swiss Franc	Buy	6/21/17	2,915,153	2,887,902	27,251
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	87,301	82,859	4,442

Total						$256,005

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $254,880,264.
(b)	The aggregate identified cost on a tax basis is $240,407,541, resulting in gross unrealized appreciation and depreciation of $26,595,555 and $10,427,966, respectively, or net unrealized appreciation of $16,167,589.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $137,666, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$3,332,375	$12,633,655	$13,577,953	$10,648	$2,388,077
	Putnam Short Term Investment Fund**	480,353	17,812,057	17,233,788	3,504	1,058,622
	Totals	$3,812,728	$30,445,712	$30,811,741	$14,152	$3,446,699
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,388,077, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,314,317.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $121,750 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.1%
	Industrials	14.5
	Consumer discretionary	13.2
	Consumer staples	10.9
	Health care	10.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $142,835 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $129,968 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,745 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$2,176,170	$—	$—
Australia	8,350,490	—	—
Brazil	—	—	81,602
Canada	4,693,444	—	—
China	6,332,799	—	—
Denmark	3,621,282	—	—
Finland	3,219,402	—	—
France	26,631,394	—	—
Germany	29,064,054	—	—
Hong Kong	2,341,530	—	—
Indonesia	1,295,106	—	—
Ireland	7,780,181	—	—
Italy	6,001,177	—	—
Japan	50,782,926	—	—
Netherlands	13,823,894	—	—
Norway	2,314,864	—	—
South Korea	2,242,131	—	—
Spain	2,613,093	—	—
Sweden	5,853,499	—	—
Taiwan	3,394,743	—	—
United Kingdom	61,148,339	—	—
United States	8,901,011	—	—
Total common stocks	252,581,529	—	81,602
Convertible preferred stocks	—	—	56,064
U.S. treasury obligations	—	298,477	—
Short-term investments	1,058,622	2,498,836	—

Totals by level	$253,640,151	$2,797,313	$137,666

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$256,005	$—

Totals by level	$—	$256,005	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$694,854	$438,849

Total	$694,854	$438,849

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$105,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$62,702	$44,005	$40,151	$28,895	$112,292	$166,119	$—	$208,997	$27,251	$4,442	$694,854

	Total Assets	$62,702	$44,005	$40,151	$28,895	$112,292	$166,119	$—	$208,997	$27,251	$4,442	$694,854

	Liabilities:
	Forward currency contracts#	125,613	—	51,337	—	63,525	112,921	55,871	29,582	—	—	438,849

	Total Liabilities	$125,613	$—	$51,337	$—	$63,525	$112,921	$55,871	$29,582	$—	$—	$438,849

	Total Financial and Derivative Net Assets	$(62,911)	$44,005	$(11,186)	$28,895	$48,767	$53,198	$(55,871)	$179,415	$27,251	$4,442	$256,005
	Total collateral received (pledged)##†	$(62,911)	$44,005	$—	$—	$—	$53,198	$—	$164,855	$—	$—
	Net amount	$—	$—	$(11,186)	$28,895	$48,767	$—	$(55,871)	$14,560	$27,251	$4,442

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017